Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2012
Registrant Name	Cohen & Steers Real Assets Fund, Inc.
Central Index Key	0001533503
Amendment Flag	false
Document Creation Date	Jun 21, 2013
Document Effective Date	Jun 21, 2013
Prospectus Date	May 1, 2013

COHEN & STEERS REAL ASSETS FUND, INC.

(the "Fund")

Class A (RAPAX), Class C (RAPCX), Class I (RAPIX), Class R (RAPRX) and Class Z

(RAPZX) Shares

Supplement dated June 21, 2013 to

Summary Prospectuses dated April 22, 2013, as amended April 29, 2013 and Prospectuses dated May 1, 2013

Accordingly, effective July 29, 2013, all references to Investec Asset Management US Ltd. as a subadvisor to the Fund in each Summary Prospectus and Prospectus are hereby deleted and the following changes will go into effect:

The information below supplements and replaces the information in the "Natural Resource Companies" section on page 6 of the Prospectuses and page 3 of the Summary Prospectuses:

The Fund will gain exposure to natural resource companies by investing in securities of U.S. and non-U.S. companies with substantial natural resource assets or whose business activities are related to natural resource assets. Such securities may include, for example, common stocks and other equity securities, preferred securities and debt securities, or other securities or instruments. Natural resources may include materials with economic value that are derived from natural sources, either directly or indirectly, such as precious metals (e.g., gold, platinum, palladium or silver), non-precious metals (e.g., copper, zinc or iron ore), fuels (e.g., oil, natural gas or coal), minerals, timber and forestry products, food and agricultural products (e.g., fertilizer), farm machinery and chemicals. Natural resource companies are primarily involved in exploring for, mining, extracting, producing, processing, transporting, or otherwise developing or providing goods and services with respect to, a natural resource or are companies which provide services to such companies, such as equipment manufacturers.

The Fund may invest in natural resource companies of any market capitalization and in any geographic region. The Fund also may participate in the IPO market of securities issued by natural resource companies.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cohen & Steers Real Assets Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 1, 2013
Supplement [Text Block]	csrafi_SupplementTextBlock

COHEN & STEERS REAL ASSETS FUND, INC.

(the "Fund")

Class A (RAPAX), Class C (RAPCX), Class I (RAPIX), Class R (RAPRX) and Class Z

(RAPZX) Shares

Supplement dated June 21, 2013 to

Summary Prospectuses dated April 22, 2013, as amended April 29, 2013 and Prospectuses dated May 1, 2013

Accordingly, effective July 29, 2013, all references to Investec Asset Management US Ltd. as a subadvisor to the Fund in each Summary Prospectus and Prospectus are hereby deleted and the following changes will go into effect:

The information below supplements and replaces the information in the "Natural Resource Companies" section on page 6 of the Prospectuses and page 3 of the Summary Prospectuses:

The Fund will gain exposure to natural resource companies by investing in securities of U.S. and non-U.S. companies with substantial natural resource assets or whose business activities are related to natural resource assets. Such securities may include, for example, common stocks and other equity securities, preferred securities and debt securities, or other securities or instruments. Natural resources may include materials with economic value that are derived from natural sources, either directly or indirectly, such as precious metals (e.g., gold, platinum, palladium or silver), non-precious metals (e.g., copper, zinc or iron ore), fuels (e.g., oil, natural gas or coal), minerals, timber and forestry products, food and agricultural products (e.g., fertilizer), farm machinery and chemicals. Natural resource companies are primarily involved in exploring for, mining, extracting, producing, processing, transporting, or otherwise developing or providing goods and services with respect to, a natural resource or are companies which provide services to such companies, such as equipment manufacturers.

The Fund may invest in natural resource companies of any market capitalization and in any geographic region. The Fund also may participate in the IPO market of securities issued by natural resource companies.

Cohen & Steers Real Assets Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csrafi_SupplementTextBlock

COHEN & STEERS REAL ASSETS FUND, INC.

(the "Fund")

Class A (RAPAX), Class C (RAPCX), Class I (RAPIX), Class R (RAPRX) and Class Z

(RAPZX) Shares

Supplement dated June 21, 2013 to

Summary Prospectuses dated April 22, 2013, as amended April 29, 2013 and Prospectuses dated May 1, 2013

Accordingly, effective July 29, 2013, all references to Investec Asset Management US Ltd. as a subadvisor to the Fund in each Summary Prospectus and Prospectus are hereby deleted and the following changes will go into effect:

The information below supplements and replaces the information in the "Natural Resource Companies" section on page 6 of the Prospectuses and page 3 of the Summary Prospectuses:

The Fund will gain exposure to natural resource companies by investing in securities of U.S. and non-U.S. companies with substantial natural resource assets or whose business activities are related to natural resource assets. Such securities may include, for example, common stocks and other equity securities, preferred securities and debt securities, or other securities or instruments. Natural resources may include materials with economic value that are derived from natural sources, either directly or indirectly, such as precious metals (e.g., gold, platinum, palladium or silver), non-precious metals (e.g., copper, zinc or iron ore), fuels (e.g., oil, natural gas or coal), minerals, timber and forestry products, food and agricultural products (e.g., fertilizer), farm machinery and chemicals. Natural resource companies are primarily involved in exploring for, mining, extracting, producing, processing, transporting, or otherwise developing or providing goods and services with respect to, a natural resource or are companies which provide services to such companies, such as equipment manufacturers.

The Fund may invest in natural resource companies of any market capitalization and in any geographic region. The Fund also may participate in the IPO market of securities issued by natural resource companies.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cohen & Steers Real Assets Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	Jun 21, 2013